Offerings - Offering: 1	Feb. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	34,468
Proposed Maximum Offering Price per Unit	18.35
Maximum Aggregate Offering Price	$ 632,487.80
Fee Rate	0.01531%
Amount of Registration Fee	$ 96.83
Offering Note	(1) Represents shares of Deluxe Corporation's (the "Registrant's") common stock issuable under an inducement award of restricted stock units granted to Kimberly D. Cross on November 15, 2024, in accordance with Rule 303.08 of the New York Stock Exchange Listing Manual. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of securities as may become issuable pursuant to the provisions of the inducement award agreement by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of outstanding shares of common stock. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act. The amount of the registration fee is based on a price of $18.35 per share, which is the average of the high and low prices of the registrant's Common Stock as reported by the New York Stock Exchange on February 18, 2025.